6. ACQUISITIONS: Acquisition of PV, Schedule of Consideration and net identifiable assets acquired (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Acquisition of PV, Schedule of Consideration and net identifiable assets acquired

Consideration paid:
Cash paid on closing	$9,222,500
Present value of cash payable 120 days after closing	16,655,835
Cash to be paid in one year	19,511,124
Convertible promissory note	17,219,398
$62,608,857
Net identifiable assets acquired:
Cash and cash equivalents	$1,745,431
Accounts receivable	4,188,780
Prepaid expenses	400,520
Inventory	3,184,355
Property, plant and equipment	319,876
Right-of-use	475,396
Licenses	29,907,250
Brand	33,991,500
Goodwill	281,172
Accounts payable	(2,416,543)
Lease liability	(475,122)
Loan	(30,628)
Deferred tax liability	(8,963,130)
$62,608,857